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September 1, 2021
John S. Marten
Shareholder
+1 312 609 7753
jmarten@vedderprice.com

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	Steward Funds, Inc.

Post-Effective Amendment No. 122 under the Securities Act of 1933 and Amendment No. 122 under the Investment Company Act of 1940

File Nos. 002-28174 and 811-01597

To the Commission:

On behalf of Steward Funds, Inc. (the “Registrant” and its series, the “Funds”), we are transmitting electronically for filing pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), the Registrant’s Post-Effective Amendment No. 122 to its Registration Statement on Form N-1A (Amendment No. 122 under the 1940 Act), including exhibits (the “Amendment”).

The Amendment is being filed pursuant to the conditions and requirements of Rule 485(a)(2) under the 1933 Act for the purpose of registering shares of five newly established series of the Registrant: Steward Equity Market Neutral Fund, Steward Large Cap Core Fund, Steward Large Cap Growth Fund, Steward Large Cap Value Fund and Steward Small Cap Growth Fund. The Amendment is intended to become effective 75 days after filing.

Please contact the undersigned at (312) 609-7753 if you have any questions or comments regarding the filing.

Very truly yours,

/s/John S. Marten

John S. Marten

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